Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Hedge Macro Tracker ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Macro Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy (the “Strategy”). Macro hedge funds typically employ top-down macro analysis (e.g., political trends, macro economics, etc.) to identify dislocations in equity, fixed-income, currency and commodity markets that are expected to lead to large price movements. Emerging Markets hedge funds typically invest in financial instruments such as equities, sovereign and corporate debt issues and currencies of countries in “emerging” markets. Emerging countries are those in a transitional state from developing to developed.

The Underlying Index generally is based on the premise that hedge fund returns, when aggregated among hedge funds with similar investment styles, display over time significant exposures to a set of common investment strategies and asset classes. By creating an index that has similar exposures to the same investment strategies and asset classes as hedge funds generally, IndexIQ seeks to replicate the beta return characteristics of hedge funds.

The Underlying Index Components of this Strategy generally provide exposures to:

  U.S. small-cap equity;

  Emerging market equity, debt and sovereign debt;

  U.S. investment grade debt;

  U.S. government short- and intermediate-term maturity obligations;

  Foreign sovereign debt;

  Foreign currencies and currency futures;

  U.S. and foreign real estate investment trusts ;

  Commodities; and

  The implied volatility of the S&P 500® Index

The Underlying Index is unlike traditional market-oriented indexes like the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”). Instead of tracking the performance of publicly-traded issuers representing a market or industry sector, the Underlying Index seeks to track the returns of distinct hedge fund investment styles. The Fund does not invest in hedge funds, and the Underlying Index does not include hedge funds as Underlying Index Components. The Fund is not a fund of hedge funds.

For additional information about the Fund’s principal investment strategies, see “Additional Description of the Principal Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund is a "fund of funds" which means it invests, under normal circumstances, at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. As with all investments, you may lose money in the Fund. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Additional Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETFs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the Underlying ETFs that comprise the Fund’s Underlying Index.

Exchange Traded Vehicle Risk

The value of a Fund’s investment in ETFs, ETVs and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	HFRI Fund of Funds Composite Index is calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-934-0777
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.indexiq.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2013 was -5.93%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year

Highest Return	6.05%	3Q/2010

Lowest Return	-6.45%	3Q/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return as of June 30, 2013 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.45%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
IQ Hedge Macro Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%	[1]
HFRI Fund of Funds Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[1],[2]
MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.96%	[1]
IQ Hedge Macro Tracker ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Annual Return 2010	rr_AnnualReturn2010	4.10%
Annual Return 2011	rr_AnnualReturn2011	(3.42%)
Annual Return 2012	rr_AnnualReturn2012	5.84%
1 Year	rr_AverageAnnualReturnYear01	5.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 08, 2009
IQ Hedge Macro Tracker ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[1],[4]
IQ Hedge Macro Tracker ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%	[1],[4]

[1]	The Fund commenced operations on June 8, 2009.
[2]	HFRI Fund of Funds Composite Index is calculated from May 31, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Fund of Funds Composite Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the "Since Inception" heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the "Financial Highlights" section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses represent the Fund's pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[4]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.